Staff costs (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Summary of Staff Costs

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Staff costs are as follows:
Salaries and wages	174	179	181
Social security costs	7	6	7
RSU expense	15	11	18
Other pension costs[1]	5	3	5
	201	199	211
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	2,933	3,257	3,727
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.